Assets held for sale	12 Months Ended
Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Assets held for sale

7. Assets held for sale

As of March 31, 2016, assets held for sale under plastic injection molding business in the amount of $778 represented seven properties to be sold to third parties. As the sale was not yet completed by the end of March 31, 2016, the properties were classified as held for sale in accordance with ASC 360-10-35. It was expected that the sales will be consummated before March 31, 2017.